Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Issued capital Common shares	Issued capital Preferred shares	Treasury shares at cost	Share- based payments and other reserves	Retained earnings	Accumulated other comprehensive income (loss) Canada	Accumulated other comprehensive income (loss) Europe	Accumulated other comprehensive income (loss)	Common shareholders' equity Canada	Common shareholders' equity Europe	Common shareholders' equity	Equity attributable to shareholders of Fairfax Canada	Equity attributable to shareholders of Fairfax Europe	Equity attributable to shareholders of Fairfax	Non-controlling interests.	Preferred shares	Canada	Europe	Total
Beginning balance at Dec. 31, 2019	$ 6,797.2	$ 1,335.5	$ (661.1)	$ 239.0	$ 7,379.2			$ (711.7)			$ 13,042.6			$ 14,378.1	$ 3,529.1				$ 17,907.2
Changes in equity [abstract]
Net earnings (loss) for the year					218.4						218.4			218.4	(181.0)		$ 91.6		37.4
Net unrealized foreign currency translation losses on foreign operations								(117.2)			(117.2)			(117.2)	(22.5)				(139.7)
Losses on hedge of net investment						$ (38.0)	$ (75.8)		$ (38.0)	$ (75.8)		$ (38.0)	$ (75.8)				(38.0)	$ (75.8)
Share of other comprehensive income of associates, excluding net losses on defined benefit plans								43.6			43.6			43.6	28.6				72.2
Net unrealized foreign currency translation losses on foreign subsidiaries reclassified to net earnings								114.4			114.4			114.4					114.4
Net unrealized foreign currency translation (gains) losses on associates reclassified to net earnings								69.5			69.5			69.5					69.5
Net losses on defined benefit plans								(66.0)			(66.0)			(66.0)	(1.5)				(67.5)
Share of net losses on defined benefit plans of associates								(45.9)			(45.9)			(45.9)	(5.2)				(51.1)
Issuances for share-based payments			56.7	(66.5)							(9.8)			(9.8)	(2.2)				(12.0)
Purchases and amortization for share-based payments (note 16)			(137.9)	84.3							(53.6)			(53.6)	5.5				(48.1)
Purchases for cancellation (note 16)	(85.2)				(15.7)						(100.9)			(100.9)					(100.9)
Common share dividends (note 16)					(275.7)						(275.7)			(275.7)	(165.6)				(441.3)
Preferred share dividends (note 16)					(44.0)						(44.0)			(44.0)		$ (44.0)			(44.0)
Acquisitions of subsidiaries (note 23)															92.9				92.9
Deconsolidation of subsidiaries (note 23)			9.5	(10.9)	(53.2)			28.0			(26.6)			(26.6)	282.3				255.7
Other net changes in capitalization (note 16)				2.5	(116.5)			0.1			(113.9)			(113.9)	110.3				(3.6)
Ending balance at Dec. 31, 2020	6,712.0	1,335.5	(732.8)	248.4	7,092.5			(799.0)			12,521.1			13,856.6	3,670.7				17,527.3
Changes in equity [abstract]
Net earnings (loss) for the year					3,401.1						3,401.1			3,401.1	265.5		667.2		3,666.6
Net unrealized foreign currency translation losses on foreign operations								(123.3)			(123.3)			(123.3)	(76.2)				(199.5)
Losses on hedge of net investment						$ (16.7)	$ 63.9		$ (16.7)	$ 63.9		$ (16.7)	$ 63.9				$ (16.7)	$ 63.9
Share of other comprehensive income of associates, excluding net losses on defined benefit plans								(65.2)			(65.2)			(65.2)	(9.9)				(75.1)
Net unrealized foreign currency translation losses on foreign subsidiaries reclassified to net earnings								3.1			3.1			3.1	3.6				6.7
Net unrealized foreign currency translation (gains) losses on associates reclassified to net earnings								(45.6)			(45.6)			(45.6)	0.4				(45.2)
Net losses on defined benefit plans								82.8			82.8			82.8	5.4				88.2
Share of net losses on defined benefit plans of associates								68.3			68.3			68.3	(1.3)				67.0
Other								9.2			9.2			9.2	4.6				13.8
Issuances for share-based payments			57.3	(56.1)							1.2			1.2	(3.0)				(1.8)
Purchases and amortization for share-based payments (note 16)			(132.6)	104.1							(28.5)			(28.5)	6.8				(21.7)
Purchases for cancellation (note 16)	(529.6)				(528.5)						(1,058.1)			(1,058.1)					(1,058.1)
Common share dividends (note 16)					(272.1)						(272.1)			(272.1)	(155.4)				(427.5)
Preferred share dividends (note 16)					(44.5)						(44.5)			(44.5)		$ (44.5)			(44.5)
Acquisitions of subsidiaries (note 23)															7.5				7.5
Deconsolidation of subsidiaries (note 23)															(15.4)				(15.4)
Other net changes in capitalization (note 16)				208.4	323.7			20.8			552.9			552.9	1,226.9				1,779.8
Ending balance at Dec. 31, 2021	$ 6,182.4	$ 1,335.5	$ (808.1)	$ 504.8	$ 9,972.2			$ (801.7)			$ 15,049.6			$ 16,385.1	$ 4,930.2				$ 21,315.3